Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	2,212,670	1,924,680	2,141,535	1,887,976
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	2,212,670	1,924,680
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares			2,141,535	1,887,976